Quarterly Results of Operations (Unaudited) - Summary of Quarterly Results of Operations (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended								12 Months Ended
	Jan. 31, 2011	Mar. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2012
Subsequent Event [Line Items]
Net Sales	$ 108	$ 267	$ 470	$ 482	$ 487	$ 429	$ 434	$ 383	$ 465	$ 428
Cost of goods sold	(83)	(230)	(438)	(543)	(444)	(304)	(277)	(242)	(322)	(310)
Gross margin	25	37		(61)	43	125	157	141	143	118
Net income (loss)	$ 631	$ 10	$ (57)	$ (96)	$ (1)	$ 1,144	$ 86	$ 67	$ 99	$ 66	$ 1,133
Basic	$ 15.28	$ 0.14	$ (0.50)	$ (0.82)	$ (0.03)	$ 13.46	$ 1.14	$ 0.88	$ 1.32	$ 0.89
Diluted	$ 15.25	$ 0.13	$ (0.50)	$ (0.82)	$ (0.03)	$ 13.00	$ 1.10	$ 0.85	$ 1.25	$ 0.85